OPERATING LEASES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Future minimum payments under non-cancellable operating leases:
2016	$ 27,786
2017	23,238
2018	770
2019	599
2020	50
2021 and thereafter	0
Total minimum lease payments	52,443
Total rental expense for operating leases	42,800	$ 600	$ 700
Vessels leased to third parties
Minimum contractual future revenues to be received:
Cost	416,900	15,200
Accumulated depreciation	471,500	$ 35,500
Time charters
Minimum contractual future revenues to be received:
2016	12,260
2017 and thereafter	12,852
Total	$ 25,112